Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended			12 Months Ended
	Apr. 15, 2025	Mar. 18, 2025	Mar. 12, 2025	Jan. 21, 2025	Jan. 15, 2025	Feb. 21, 2024	Mar. 07, 2023	Apr. 15, 2022	Mar. 31, 2025	Oct. 31, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 14, 2025	Mar. 11, 2025	Jan. 14, 2025
Subsequent Events [Abstract]
Preferred stock, shares outstanding (in shares)												533,136	520,459
Loss on sale of vessel												$ (7)	$ 0	$ 0
Payment for equity method investment												1,375	1,643	0
RFSea [Member]
Subsequent Events [Abstract]
Payment for equity method investment										$ 1,375	$ 1,375
Related Party [Member] | Steamship [Member]
Subsequent Events [Abstract]
Accrued performance bonus												$ 225
Related Party [Member] | Steamship [Member] | Brokerage Services [Member]
Subsequent Events [Abstract]
Renewal term of agreement												1 year
M/V Salt Lake City [Member] | Plan [Member]
Subsequent Events [Abstract]
Loss on sale of vessel				$ (600)
Series D Preferred Stock [Member]
Subsequent Events [Abstract]
Dividends paid on preferred stock												$ 1,022	$ 968	117
Preferred stock, shares outstanding (in shares)												23,083	13,738
Series C Preferred Stock [Member]
Subsequent Events [Abstract]
Dividends paid on preferred stock												$ 614	$ 1,121	$ 780
Preferred stock, shares outstanding (in shares)												8,853	5,521
Series C Preferred Stock [Member] | 2021 Equity Incentive Plan [Member]
Subsequent Events [Abstract]
Awards granted (in shares)							3,332	1,982				3,332	3,332	1,982
Vesting period												2 years	2 years	2 years
Series C Preferred Stock [Member] | Restricted Shares [Member] | 2021 Equity Incentive Plan [Member]
Subsequent Events [Abstract]
Awards granted (in shares)						3,332
Subsequent Event [Member] | RFSea [Member]
Subsequent Events [Abstract]
Payment for equity method investment		$ 1,375							$ 1,375
Subsequent Event [Member] | Related Party [Member] | Steamship [Member] | Brokerage Services [Member]
Subsequent Events [Abstract]
Renewal term of agreement			1 year
Subsequent Event [Member] | M/V Salt Lake City [Member]
Subsequent Events [Abstract]
Sales price				$ 16,100
Subsequent Event [Member] | Series C Preferred Stock [Member] | 2021 Equity Incentive Plan [Member]
Subsequent Events [Abstract]
Number of shares authorized to be delivered pursuant to awards granted (in shares)																25,000
Subsequent Event [Member] | Series C Preferred Stock [Member] | Restricted Shares [Member]
Subsequent Events [Abstract]
Awards granted (in shares)			3,332
Vesting period			2 years
Subsequent Event [Member] | Quarterly Dividend Declared for Q4-2024 [Member] | Series D Preferred Stock [Member]
Subsequent Events [Abstract]
Dividend payable, date to be paid					Jan. 15, 2025
Preferred stock dividend paid per share (in dollars per share)					$ 17.5
Dividends paid on preferred stock					$ 404
Preferred stock, shares outstanding (in shares)																	23,083
Dividend payable, date of record					Jan. 14, 2025
Subsequent Event [Member] | Quarterly Dividend Declared for Q4-2024 [Member] | Series C Preferred Stock [Member]
Subsequent Events [Abstract]
Dividend payable, date to be paid					Jan. 15, 2025
Preferred stock dividend paid per share (in dollars per share)					$ 20
Dividends paid on preferred stock					$ 177
Preferred stock, shares outstanding (in shares)																	8,853
Dividend payable, date of record					Jan. 14, 2025
Subsequent Event [Member] | Quarterly Dividend Declared for Q1-2025 [Member] | Series D Preferred Stock [Member]
Subsequent Events [Abstract]
Dividend payable, date to be paid	Apr. 15, 2025
Preferred stock dividend paid per share (in dollars per share)	$ 17.5
Dividends paid on preferred stock	$ 404
Preferred stock, shares outstanding (in shares)															23,083
Dividend payable, date of record	Apr. 14, 2025
Subsequent Event [Member] | Quarterly Dividend Declared for Q1-2025 [Member] | Series C Preferred Stock [Member]
Subsequent Events [Abstract]
Dividend payable, date to be paid	Apr. 15, 2025
Preferred stock dividend paid per share (in dollars per share)	$ 20
Dividends paid on preferred stock	$ 202
Preferred stock, shares outstanding (in shares)															8,853
Dividend payable, date of record	Apr. 14, 2025
Subsequent Event [Member] | Quarterly Dividend Declared for Q1-2025 [Member] | Directors [Member] | Series C Preferred Stock [Member]
Subsequent Events [Abstract]
Preferred stock, shares outstanding (in shares)			3,332